Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares		Convertible Ordinary 1 and 2 shares	Convertible Preferred shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 51		$ 5	$ 78	$ 30,375	$ (30,970)	$ (461)
Balance (in Shares) at Dec. 31, 2022	2,578,760		1,496,880	5,714,400
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses	$ 27				6,355		6,382
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses (in Shares)	1,950,000
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares	$ 83		$ (5)	$ (78)
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (in Shares)	7,211,280		(1,496,880)	(5,714,400)
Automatic conversion of all convertible advanced investments into Ordinary Shares	$ 16				4,555		4,571
Automatic conversion of all convertible advanced investments into Ordinary Shares (in Shares)	1,142,856
Deemed dividend resulted from trigger of down round protection feature of certain warrants granted					7	(7)
Share-based compensation (Note 4)					176		176
Exercise of options into ordinary shares to be issued (Note 4)		[1]			28		28
Exercise of options into ordinary shares to be issued (Note 4) (in Shares)	18,448
Net loss						(782)	(782)
Balance at Jun. 30, 2023	$ 177				41,496	(31,759)	9,914
Balance (in Shares) at Jun. 30, 2023	12,901,344
Balance at Dec. 31, 2023	$ 179				41,752	(31,671)	$ 10,260
Balance (in Shares) at Dec. 31, 2023	13,051,343						13,051,343
Issuance of Ordinary Shares upon completion of an initial public offering (including exercise of over-allotment option), net of offering expenses (Note 3A)	$ 27				12,259		$ 12,286
Issuance of Ordinary Shares upon completion of an initial public offering (including exercise of over-allotment option), net of offering expenses (Note 3A) (in Shares)	1,971,300
Issuance of Ordinary Shares upon cashless exercise of Warrants (Note 3B)	$ 1				(1)
Issuance of Ordinary Shares upon cashless exercise of Warrants (Note 3B) (in Shares)	95,120
Amount classified to equity upon determination of the exercise price (Note 3B)					599		599
Share-based compensation (Note 4)					185		185
Exercise of options into ordinary shares to be issued (Note 4)	$ 5				777		782
Exercise of options into ordinary shares to be issued (Note 4) (in Shares)	393,651
Net loss						(1,965)	(1,965)
Balance at Jun. 30, 2024	$ 212				$ 55,571	$ (33,636)	$ 22,147
Balance (in Shares) at Jun. 30, 2024	15,511,414						15,511,414

[1]	Representing an amount lower than $1.